Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Depreciation and amortization		$ 124,116,739	$ 109,813,976	$ 105,020,934
Chile operating segment [Member]
Statement [Line Items]
Depreciation and amortization		73,082,403	70,106,357	66,301,914
International Business Operating Segment [Member]
Statement [Line Items]
Depreciation and amortization		34,289,517	25,551,989	27,077,745
Wine Operaing Segment [Member]
Statement [Line Items]
Depreciation and amortization		12,011,674	11,575,351	9,826,148
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[1]	$ 4,733,145	$ 2,580,279	$ 1,815,127

[1]	Includes depreciation and amortization corresponding to the Corporate Support Units.